Exploration and evaluation assets and mining data - Schedule of Exploration and Evaluation Assets and Mining Data (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cost
Beginning balance	$ 117,577,523	$ 69,810,603
Additions	9,854,252	47,766,920
Ending balance	127,431,775	117,577,523
Exploration and evaluation assets
Cost
Beginning balance	104,831,388	57,064,468
Additions	9,854,252	47,766,920
Ending balance	114,685,640	104,831,388
Mining data
Cost
Beginning balance	12,746,135	12,746,135
Additions	0	0
Ending balance	$ 12,746,135	$ 12,746,135